FEDERATED INSTITUTIONAL TRUST

 Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 30, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED INSTITUTIONAL TRUST (the “Trust”)
Federated Government Ultrashort Duration Fund
Class A Shares
Institutional Shares
Service Shares
1933 Act File No. 33-54445
1940 Act File No. 811-7193

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated September 30, 2011, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 44 on September 27, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-8260.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Assistant Secretary